Shareholders' Equity - Convertible Preferred Stock (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 14, 2014	Jun. 30, 2015	Feb. 28, 2015	Jul. 31, 2014	Mar. 31, 2015	Mar. 27, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 03, 2015
Shareholders' Equity
Proceeds from issuance of convertible preferred stock and warrants							$ 2,200,000	$ 3,000,000
Subsequent Event
Shareholders' Equity
Proceeds from issuance of convertible preferred stock and warrants								2,200,000
Private Placement
Shareholders' Equity
Exercise price of warrants (in dollars per share)		$ 0.4816					$ 0.4816
Proceeds from issuance of convertible preferred stock and warrants								$ 3,000,000
Director
Shareholders' Equity
Shares that may be purchased under warrant agreement		913,659					913,659
Exercise price of warrants (in dollars per share)		$ 0.4378					$ 0.4378
Director | Private Placement
Shareholders' Equity
Cancellation of debt, amount							$ 250,000
Director | Private Placement | Subsequent Event
Shareholders' Equity
Cancellation of debt, amount						$ 250,000
Common Stock Warrants
Shareholders' Equity
Period of warrant		5 years		5 years				5 years
Shares that may be purchased under warrant agreement				3,289,086				2,229,702	232,450
Exercise price of warrants (in dollars per share)				$ 1.88				$ 2.00
Adjusted exercise price of warrants (in dollars per share)		$ 0.45					$ 0.45
Common Stock Warrants | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)								1.15
Common Stock Warrants | Private Placement | Subsequent Event
Shareholders' Equity
Exercise price of warrants (in dollars per share)								$ 1.15
Common Stock Warrants | Director
Shareholders' Equity
Period of warrant	5 years	5 years
Shares that may be purchased under warrant agreement	2,250,000
Exercise price of warrants (in dollars per share)	$ 1.88
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Shareholders' Equity
Period of warrant							5 years
Shares that may be purchased under warrant agreement		9,000					9,000
Exercise price of warrants (in dollars per share)		$ 2.00					$ 2.00			$ 2.00
Adjusted exercise price of warrants (in dollars per share)		$ 0.4816					$ 0.4816			0.4816
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Shareholders' Equity
Period of warrant								5 years
Shares that may be purchased under warrant agreement								9,000
Exercise price of warrants (in dollars per share)								$ 2.00
Adjusted exercise price of warrants (in dollars per share)								$ 1.15
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement
Shareholders' Equity
Period of warrant					5 years			5 years
Shares that may be purchased under warrant agreement					9,000			2,229,702
Exercise price of warrants (in dollars per share)					$ 2.00			$ 2.00
Adjusted exercise price of warrants (in dollars per share)					$ 0.4816			$ 1.15
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Private Placement | Subsequent Event
Shareholders' Equity
Period of warrant						5 years
Shares that may be purchased under warrant agreement						9,000
Exercise price of warrants (in dollars per share)						$ 2.00
Adjusted exercise price of warrants (in dollars per share)						$ 1.15
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Shareholders' Equity
Period of warrant							5 years
Shares that may be purchased under warrant agreement		2,065,891					2,065,891
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Shareholders' Equity
Period of warrant								5 years
Shares that may be purchased under warrant agreement								2,065,891
Exercise price of warrants (in dollars per share)								$ 1.15
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement
Shareholders' Equity
Period of warrant					5 years
Shares that may be purchased under warrant agreement					2,065,891
Exercise price of warrants (in dollars per share)					$ 1.15
Adjusted exercise price of warrants (in dollars per share)					$ 0.4816
Proceeds from issuance of convertible preferred stock and warrants							$ 2,200,000
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Private Placement | Subsequent Event
Shareholders' Equity
Period of warrant						5 years
Shares that may be purchased under warrant agreement						2,065,891
Exercise price of warrants (in dollars per share)						$ 1.15
Proceeds from issuance of convertible preferred stock and warrants						$ 2,200,000
Common Stock
Shareholders' Equity
Share price (in dollars per share)									$ 4.00
Issuance of shares (in shares)			74,765					4,542,782	319,000
Common Stock | Conversion of Series A Preferred Shares
Shareholders' Equity
Conversion of stock, shares issued (in shares)			2,920,039
Common Stock | Conversion of Series B Preferred Shares
Shareholders' Equity
Conversion of stock, shares issued (in shares)			2,065,891
Convertible Preferred Stock
Shareholders' Equity
Minimum aggregate financing required after closing for full ratchet							$ 5,000,000
Convertible Preferred Stock Series A
Shareholders' Equity
Share price (in dollars per share)		$ 1.50					$ 1.50	$ 1.50
Issuance of shares (in shares)							9,000	2,229,702
Divident rate ( as a percentage)							8.00%
Conversion price (in dollars per share)										1.50
Adjusted conversion price (in dollars per share)										1.15
Period from closing, full ratchet							180 days
Minimum aggregate financing required after closing for full ratchet							$ 5,000,000
Convertible Preferred Stock Series A | Subsequent Event
Shareholders' Equity
Share price (in dollars per share)								$ 1.50
Issuance of shares (in shares)								9,000
Divident rate ( as a percentage)								8.00%
Conversion price (in dollars per share)								$ 1.50
Adjusted conversion price (in dollars per share)								$ 1.15
Period from closing, full ratchet								180 days
Minimum aggregate financing required after closing for full ratchet								$ 5,000,000
Convertible Preferred Stock Series A | Private Placement
Shareholders' Equity
Issuance of convertible preferred stock (in shares)					9,000			2,229,702
Share price (in dollars per share)					$ 1.50			$ 1.50
Convertible Preferred Stock Series A | Private Placement | Subsequent Event
Shareholders' Equity
Issuance of convertible preferred stock (in shares)						9,000
Share price (in dollars per share)						$ 1.50
Convertible Preferred Stock Series A | Conversion of Series A Preferred Shares
Shareholders' Equity
Conversion of stock, shares converted (in shares)			2,238,702
Convertible Preferred Stock Series B
Shareholders' Equity
Share price (in dollars per share)		$ 1.15					$ 1.15			$ 1.15
Issuance of shares (in shares)							2,065,891
Divident rate ( as a percentage)							8.00%
Convertible Preferred Stock Series B | Subsequent Event
Shareholders' Equity
Share price (in dollars per share)								$ 1.15
Issuance of shares (in shares)								2,065,891
Divident rate ( as a percentage)								8.00%
Convertible Preferred Stock Series B | Private Placement
Shareholders' Equity
Issuance of convertible preferred stock (in shares)					2,065,891
Share price (in dollars per share)					$ 1.15
Convertible Preferred Stock Series B | Private Placement | Subsequent Event
Shareholders' Equity
Issuance of convertible preferred stock (in shares)						2,065,891
Share price (in dollars per share)						$ 1.15
Convertible Preferred Stock Series B | Conversion of Series B Preferred Shares
Shareholders' Equity
Conversion of stock, shares converted (in shares)			2,065,891